Stock Options and Warrants (Narrative) (Details) (USD $)	12 Months Ended			12 Months Ended		0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 01, 2013	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Jul. 31, 2013 Warrant [Member]	Nov. 30, 2013 Warrant [Member]	Aug. 31, 2013 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Nov. 11, 2012 Predecessor [Member]	Dec. 31, 2013 Prior [Member]	Dec. 31, 2013 Prior [Member] Maximum [Member]	Dec. 31, 2013 Prior [Member] Minimum [Member]	Dec. 31, 2013 After [Member]	Mar. 31, 2013 Stock Option Plan [Member]	Dec. 31, 2013 Stock Option Plan [Member]	Dec. 31, 2012 Stock Option Plan [Member]	Jul. 01, 2013 Stock Option Plan [Member]	Dec. 31, 2011 Stock Option Plan [Member]
Maximum number of common shares authorized to purchase			14,000,000																		14,000,000
Number of shares avalible for future grant	5,090,000																		5,090,000
Remaining weighted-average vesting period	3 years 10 months 24 days																		3 years 10 months 24 days
Shares outstanding under the plan, value	$ 6,261,000																		$ 6,261,000
Weighted-average grant date fair value per share of options granted to employees	$ 0.87	$ 0.087
Term of options granted				7 years	5 years
Vesting period of options granted															3 years	2 years 9 months 18 days	4 years
Description of granted options vesting right														Options granted prior to November 2013 vest over a 2.8 to 3 year period, with 33% of the options vesting 3 to 6 months after grant and the remainder ratably over the vesting term.			Options granted after November 2013 vest over a four year period, with 25% vesting after one year and the remainder ratably over the remaining three years.
Percentage of options vesting														33.00%			25.00%
Options outstanding	8,910,000	3,220,735																	8,910,000	3,220,735
Options exercise price		$ 0.001																		$ 0.001
Exercise of options																		3,220,735
Proceeds from exercise of stock options												2,000
Stock repurchased during period, Value																			77
Stock repurchased during period, Shares																			76,608
Share-based Compensation, Total												1,729,000	380,000
Number warrants granted during period										631,087
Weighted average remaining life of warrants									4 years 7 months 28 days
Aggregate intrinsic value of warrants										$ 469,000
Issuance of warrants to purchase of common stock						475,000	120,000	36,000		631,087